Derivative Financial Instruments - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative, notional amount	$ 5,289	$ 5,003	$ 4,291
Other assets	125	169	145
Accrued liabilities	(114)	(105)	(174)
Netting arrangement, other assets	(47)	(47)	(33)
Netting arrangement, accrued liabilities	47	47	33
Net recorded balance, other assets	78	122	112
Net recorded balance, accrued liabilities	$ (67)	$ (58)	(141)
Derivative asset, statement of financial position [Extensible Enumeration]	Other current assets, net	Other current assets, net
Derivative liability, statement of financial position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Foreign exchange contracts | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	$ 4,524	$ 4,120	2,815
Other assets	48	85	23
Accrued liabilities	(89)	(63)	(122)
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	253	254	462
Other assets	3	1	5
Accrued liabilities	(20)	(32)	(42)
Commodity contracts | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	449	514	602
Other assets	74	83	115
Accrued liabilities	(5)	(8)	(9)
Commodity contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	63	115	412
Other assets			2
Accrued liabilities		$ (2)	$ (1)